Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Redeemable Convertible Preferred Stock

6. Redeemable Convertible Preferred Stock

As of December 31, 2013, the Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue 99,292,610 shares of $0.001 par value preferred stock.

The Company has issued Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock (collectively, the “Redeemable Preferred Stock”). The Redeemable Preferred Stock is classified outside of stockholders’ equity (deficit) because the shares contain redemption features that are not solely within the control of the Company.

In June and December 2011, the Company issued a total of 8,923,884 shares of Series C redeemable convertible preferred stock at an issuance price equal to $0.9061 per share and received gross proceeds of $8,086. In connection with this financing, the Company paid total issuance costs of $33.

In February 2012, the Company issued 7,808,400 shares of Series C redeemable convertible preferred stock at an issuance price equal to $0.9061 per share and received gross proceeds of $7,075. In connection with this financing, the Company paid total issuance costs of $8.

In November 2012, the Company issued 6,653,988 shares of Series D redeemable convertible preferred stock at an issuance price equal to $1.3592 per share and received gross proceeds of $9,044. In connection with this financing, the Company paid total issuance costs of $54. Additionally, in November 2012, $6,000 of convertible promissory notes and $86 of accrued interest were converted into 4,975,260 shares of Series D redeemable convertible preferred stock (see Note 5).

In January 2013, the Company issued 4,381,914 shares of Series D redeemable convertible preferred stock at an issuance price equal to $1.3592 per share and received gross proceeds of $5,956. In connection with this financing, the Company paid total issuance costs of $1.

In November 2013, the Company issued 16,110,473 shares of Series E redeemable convertible preferred stock at an issuance price equal to $2.1725 per share and received gross proceeds of $35,000. In connection with this financing, the Company paid total issuance costs of $156.

Redeemable Preferred Stock consisted of the following as of December 31, 2012:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	5,363,239	5,363,239	$2,250	$2,222	854,018
Series B redeemable convertible preferred stock	40,266,246	40,266,246	30,402	30,335	6,411,822
Series C redeemable convertible preferred stock	16,732,284	16,732,284	15,161	15,137	2,664,376
Series D redeemable convertible preferred stock	16,011,162	11,629,248	15,816	15,091	1,851,791

	78,372,931	73,991,017	$63,629	$62,785	11,782,007

Redeemable Preferred Stock consisted of the following as of December 31, 2013:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	5,363,239	5,363,239	$2,250	$2,229	854,018
Series B redeemable convertible preferred stock	40,266,246	40,266,246	30,402	30,351	6,411,822
Series C redeemable convertible preferred stock	16,732,284	16,732,284	15,161	15,144	2,664,376
Series D redeemable convertible preferred stock	16,011,162	16,011,162	21,775	21,226	2,549,548
Series E redeemable convertible preferred stock	20,919,679	16,110,473	35,000	34,847	2,565,361

	99,292,610	94,483,404	$104,588	$103,797	15,045,125

The holders of the Redeemable Preferred Stock have the following rights and preferences:

Voting Rights

The holders of Redeemable Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Holders of all Redeemable Preferred Stock have the right to vote the number of shares equal to the number of shares of common stock into which such Redeemable Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

Dividends

The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of the Redeemable Preferred Stock then outstanding shall first receive a dividend on each outstanding share of Redeemable Preferred Stock in an amount at least equal to (i) in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per share of Redeemable Preferred Stock as would equal the product of (A) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (B) the number of shares of common stock issuable upon conversion of a share of Redeemable Preferred Stock, or (ii) in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share of Redeemable Preferred Stock determined by (A) dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of capital stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination of or other similar recapitalization affecting such shares) and (B) multiplying such fraction by an amount equal to the Original Issue Price (as defined below) of each series of Redeemable Preferred Stock. If the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of the Redeemable Preferred Stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest Redeemable Preferred Stock dividend. The Original Issue Price for Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock is $0.419463, $0.75503, $0.9061, $1.3592 and $2.1725, respectively, per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Redeemable Preferred Stock.

Liquidation Preference

In the event of any liquidation, voluntary or involuntary, exclusive out-license of all or substantially all of the intellectual property of the Company, dissolution or winding up of the Company or Deemed Liquidation Event (as defined below), the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stockholders are entitled to receive, in preference to all other stockholders, and to the extent available, an amount equal to the Original Issue Price per share, adjusted for any stock dividends, stock splits or reclassifications, plus all dividends declared but unpaid. In the event that proceeds are not sufficient to permit payment in full to these holders, the proceeds will be ratably distributed among the Series A, Series B, Series C, Series D and Series E holders in proportion to the full preferential amount each such holder is otherwise entitled to receive.

After payments have been made in full to the holders of the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock, then, to the extent available, holders of the common stock and holders of the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock will receive the remaining amounts available for distribution ratably in proportion to the number of common shares held by them or issuable to them upon conversion of their redeemable convertible preferred stock into common stock. The distributions are subject to an overall distribution limit of the greater of (i) two times the amount the holders of the Redeemable Preferred Stock are entitled to based on their preference payment and (ii) the amount such holder would have received if such holder had converted shares of the Redeemable Preferred Stock into common stock immediately prior to such dissolution, liquidation, exclusive out-license of all or substantially all of the intellectual property, or winding up of the Company or Deemed Liquidation Event.

Unless the holders of at least 70% of the then outstanding shares of the Redeemable Preferred Stock, voting together as a single class on an as-converted basis, elect otherwise, a Deemed Liquidation Event shall include a sale of the Company, a sale of the capital stock representing a majority of the voting power or a merger or consolidation of the Company into or with another corporation in which the existing Company holds less than a majority of the voting power of the surviving or resulting corporation, or the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company of all or substantially all of the assets of the Company.

Conversion

Each share of Redeemable Preferred Stock is convertible into common stock at the option of the stockholder at any time after the date of issuance. Each share of the preferred stock will automatically be converted into shares of common stock, at the applicable Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock conversion ratio then in effect, upon a qualified public offering with net proceeds of not less than $35,000. The conversion ratio of the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock, as defined, is determined by dividing the Original Issue Price of each series of preferred stock by the Conversion Price of each series. The Conversion Price of each series shall be $2.63422764 for Series A, $4.7415884 for Series B, $5.690308 for Series C, $8.535776 for Series D and $13.6433 for Series E. The Conversion Price is subject to adjustment as set forth in the Company’s Certificate of Incorporation, as amended and restated, unless at least a majority of the Series A holders, at least 70% of each of Series B or Series C holders, at least 65% of Series D holders and at least a majority of the Series E holders, voting separately as a class with respect to their series, agree that no such adjustment shall be made to their series. As of December 31, 2013, all outstanding shares of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock were convertible into common stock on a 6.28-for-1 basis.

Redemption Rights

At the written election of at least 70% of the holders of the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock, voting together as a single class on an as-converted basis, the shares of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock outstanding are redeemable, at any time on or after November 22, 2017, in three equal annual installments commencing sixty days after receipt of the required vote at the Original Issue Price per share of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock plus all declared but unpaid dividends thereon.

The carrying values of the Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock are being accreted to their redemption values through their respective redemption dates.

Reissuance

Shares of any Series A, Series B, Series C, Series D or Series E redeemable convertible preferred stock that are redeemed or converted will be retired or canceled and not reissued by the Company.